Net debt (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Net debt
Non-current installments of loans at beginning of period	$ (24,715)
Non-current instalments of loans - Cash flow	(1,997)
Non-current installments of loans - Non-cash & other	2,889
Non-current installments of loans - Exchange movements	140
Non-current installments of loans at end of period	(23,683)	$ (24,714)
Non-current installments of leases at beginning of period	(1,421)
Non-current installments of leases - Non-cash & other	(917)
Non-current installments of leases - Exchange movements	16
Non-current installments of leases at end of period	(2,322)	(1,272)
Total long-term debt at beginning of period	(26,136)
Total long-term debt - Cash flow	(1,997)
Total long-term debt - Non-cash & other	1,972
Total long-term debt - Exchange movements	156
Total long-term debt at end of period	(26,005)
Current instalments of loans at beginning of period	(2,460)
Current instalments of loans - Cash flow	2,453
Current instalments of loans - Non-cash & other	(2,870)
Current instalments of loans - Exchange movements	18
Current instalments of loans at end of period	(2,859)
Current instalments of leases at beginning of period	(382)
Current instalments of leases - Cash flow	227
Current instalments of leases - Non-cash & other	(275)
Current instalments of leases - Exchange movements	4
Current instalments of leases at end of period	(426)	(361)
Interest-bearing loans and borrowings at beginning of period	(3,104)
Interest-bearing loans and borrowings at end of period	(5,808)	(6,492)
Total current debt at beginning of period	(3,486)
Total current debt - Cash flow	368
Total current debt - Non-cash & other	(3,145)
Total current debt - Exchange movements	29
Total current debt at end of period	(6,234)
Gross borrowings at beginning of period	(29,622)
Gross borrowings - Cash flow	(1,629)
Gross borrowings - Non-cash & other	(1,173)
Gross borrowings - Exchange movements	185
Gross borrowings at end of period	(32,239)
Net derivative financial instruments at beginning of period	507
Net derivative financial instruments - Cash flow	377
Net derivative financial instruments - Non-cash & other	(525)
Net derivative financial instruments at end of period	359
Net borrowings at beginning of period	(29,115)
Net borrowings - Cash flow	(1,252)
Net borrowings - Non-cash & other	(1,698)
Net borrowings - Exchange movements	185
Net borrowings at end of period	(31,880)
Cash and cash equivalents at the beginning of the period	5,711
Cash and cash equivalents - Cash flow	(808)
Cash and cash equivalents - Exchange movements	(10)
Cash and cash equivalents at the end of the period	4,893	7,058
Other investments - current at beginning of period	30
Other investments, current - Cash flow	45
Other investments - current at end of period	75	50
Cash and investments at beginning of period	5,741
Cash and investments - Cash flow	(763)
Cash and investments - Exchange movements	(10)
Cash and investments at end of period	4,968
Net debt at beginning of period	(23,374)
Net debt - Cash flow	(2,015)
Net debt - Non-cash & other	(1,698)
Net debt - Exchange movements	175
Net debt at end of period	(26,912)
Increase (decrease) in net debt	3,538
Issue of loans and borrowings	1,997	9
Repayment of loans and borrowings	2,453	$ 16
Cash collateral on financial derivatives	368		$ 473
Cash collateral posted by the Group	70		$ 22
Long-term loans
Net debt
Issue of loans and borrowings	1,990
Repayment of loans and borrowings	2,450
Commercial paper
Net debt
Current borrowings and current portion of non-current borrowing - Cash flow	(2,407)
Interest-bearing loans and borrowings at end of period	(2,407)
Collateral received from derivative counterparties
Net debt
Interest-bearing loans and borrowings at beginning of period	(473)
Current borrowings and current portion of non-current borrowing - Cash flow	105
Interest-bearing loans and borrowings at end of period	(368)
Other short-term borrowings excluding overdrafts
Net debt
Interest-bearing loans and borrowings at beginning of period	(158)
Current borrowings and current portion of non-current borrowing - Cash flow	(13)
Current borrowings and current portion of non-current borrowing - Exchange movements	6
Interest-bearing loans and borrowings at end of period	(165)
Overdrafts
Net debt
Interest-bearing loans and borrowings at beginning of period	(13)
Current borrowings and current portion of non-current borrowing - Cash flow	3
Current borrowings and current portion of non-current borrowing - Exchange movements	1
Interest-bearing loans and borrowings at end of period	$ (9)